Equity Incentive Plans - Summary of Option Activity (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Shares Underlying Option Awards, Outstanding at beginning balance | shares	22,902,727
Shares Underlying Option Awards, Granted | shares	8,151,263
Shares Underlying Option Awards, Expired/cancelled/forfeited | shares	(8,988,888)
Shares Underlying Option Awards, Outstanding at ending balance | shares	22,065,102
Shares Underlying Option Awards, Options exercisable | shares	13,865,407
Shares Underlying Option Awards, Vested and expected to vest | shares	21,334,167
Weighted-Average Exercise Price, beginning balance | $ / shares	$ 0.80
Weighted-Average Exercise Price, Granted | $ / shares	0.42
Weighted-Average Exercise Price, Expired/cancelled/forfeited | $ / shares	0.79
Weighted-Average Exercise Price, ending balance | $ / shares	0.66
Weighted-Average Exercise Price, Options exercisable | $ / shares	0.75
Weighted-Average Exercise Price, Vested and expected to vest | $ / shares	$ 0.67
Weighted-Average Remaining Contractual Years	6 years
Weighted-Average Remaining Contractual Years, Options exercisable	4 years 10 months 24 days
Weighted-Average Remaining Contractual Years, Vested and expected to vest	5 years 9 months 29 days